CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE 2
8
 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB607,041 (equivalent to $83,326) and RMB615,590 (equivalent to $84,487) as of June 30, 2022, and 2023, respectively.
The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2022	2023
ASSETS
Current assets:
Cash and cash equivalents	$7,500	$3,190
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	202	262

Total current assets	61,205	56,955
Investment in subsidiaries	1,276,497	1,288,395

Total assets	$1,337,702	$1,345,350

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	98	—
Amounts due to subsidiaries	172,317	170,141

Total liabilities	172,415	170,141

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,962,449 shares issued and 62,021,930 shares issued and outstanding as of June 30, 202 2 and 202 3 , respectively	62	62
Additional paid-in capital	243,476	246,908
Retained earnings	934,404	1,040,657
Accumulated other comprehensive loss	(12,655)	(112,418)

Total equity	1,165,287	1,175,209

Total liabilities and equity	$1,337,702	$1,345,350

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2021	2022	2023
General and administrative expenses	$21,090	$17,223	$7,219

Loss from operations	(21,090)	(17,223)	(7,219)
Interest income	117	—	14
Foreign exchange gains	1,532	197	1,409
Share of net income of subsidiaries	$109,150	$100,208	$112,727

Income before income taxes	89,709	83,182	106,931
Income tax expenses	—	—	—

Net income	89,709	83,182	106,931
Other comprehensive income, net of tax of nil
Translation adjustment	96,331	(45,469)	(99,763)

Comprehensive income	$186,040	$37,713	$7,168

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2021	2022	2023
Cash flows from operating activities:
Net income	$89,709	$83,182	$106,931
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(109,150)	(100,208)	(112,727)
Share-based compensation expenses	9,724	9,709	3,286
Change in operating assets and liabilities	5,065	26,820	(1,800)

Net cash (used in) provided by operating activities	$(4,652)	$19,503	$(4,310)
Cash flows from investing activities:
Maturity of short-term investments	11,318	—	—

Net cash provided by investing activities	$11,318	$—	$—
Cash flows from financing activities:
Payment of dividends	(12,107)	(19,827)	—

Net cash used in financing activities	$(12,107)	$(19,827)	$—

Net decrease in cash and cash equivalents	$(5,441)	$(324)	$(4,310)

Cash and cash equivalents, beginning of period	13,265	7,824	7,500

Cash and cash equivalents, end of period	$7,824	$7,500	$3,190

Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). Such investment is presented on the condensed balance sheets as Investment in subsidiaries and the subsidiaries’ profit as Share of net income of subsidiaries on the condensed statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.
Commitments
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.